Share-Based Payments Narrative (Details) shares in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2016 USD ($) plan shares	Mar. 31, 2015 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation expense related to non-vested shares from share-based compensation arrangements (in dollars)	$ 48.0
Weighted-average period over which compensation expense is expected to be recognized (in years)	2 years 2 months 12 days
Proceeds from Stock Plans	$ 4.2	$ 24.8
Class B common stock, non-voting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock approved by Board of Directors and available for issuance (in shares) | shares	6.5
PSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Options and Sosars [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	$ 7.7	19.9
Proceeds from Stock Plans	4.2	24.8
Gross [Member] | Options and Sosars [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tax Benefit from Stock Options Exercised	$ 3.9	$ 6.1
MCBC Incentive Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of incentive compensation plans | plan	1